CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss) for the year		$ 1,446	$ (254)	$ (1,353)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation and amortization		1,623	1,618	2,522
Share-based payments		181	223	1
Interest and income taxes paid, net	[1]	68	107	170
Impairment charges		0	0	23
Finance income		(51)	(6)	(3)
Finance expenses		111	114	154
Amortization of deferred income from government grants		(28)	(33)	(51)
Deferred income taxes		82	93	(38)
Gain on disposal of property, plant and equipment and other		(103)	(39)	(140)
Gain on the sale of a business		(403)	0	0
Change in assets and liabilities:
Receivables, prepayments and other assets		35	(387)	753
Inventories		(261)	(202)	(560)
Trade and other payables		60	1,819	(134)
Net cash provided by operating activities		2,624	2,839	1,004
CASH FLOWS FROM INVESTING ACTIVITIES
Purchases of property, plant and equipment and intangible assets		(3,059)	(1,767)	(592)
Advances and proceeds from sale of property, plant and equipment and intangible assets		41	324	109
Purchase of investment in marketable securities		1,302	0	0
Proceeds from sale of marketable securities		306	0	0
Proceeds from sale of fabrication facilities and ASIC business		0	0	111
Other investing activities		(44)	(7)	6
Net cash used in investing activities		(4,058)	(1,450)	(366)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issuance of equity instruments		168	1,444	0
Repayments of shareholder loan		0	(568)	(487)
Repayments of borrowings from shareholder		0	0	(112)
Net proceeds from borrowings		971	617	2,801
Repayments of debt and finance lease obligations		(390)	(960)	(3,246)
Proceeds from government grants		93	83	312
Increase (decrease) in restricted cash		0	34	(1)
Net cash provided by financing activities		842	650	(733)
Effect of exchange rate changes on cash and cash equivalents		5	(8)	6
Net increase (decrease) in cash and cash equivalents		(587)	2,031	(89)
Cash and cash equivalents at the beginning of the year		2,939	908	997
Cash and cash equivalents at the end of the year		2,352	2,939	908
Noncash investing and financing activities:
Amounts payable for property, plant and equipment		901	428	202
Property, plant and equipment acquired through lease		66	97	9
Amounts payable for intangible assets		$ 89	$ 89	$ 159

[1]	Includes interest paid of $96 million, $101 million and $146 million for years ended December 31, 2022, 2021 and 2020, respectively, and interest received of $32 million, $1 million and $4 million for the years ended December 31, 2022, 2021 and 2020, respectively.